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1933 Act Rule 485(a)(1)
1933 Act File No. 333-96461
1940 Act File No. 811-09813

November 1, 2012

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:           Scout Funds (the “Trust”)
File Nos. 333-96461 and 811-09813

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via EDGAR is Post-Effective Amendment Nos. 45/46 to the Registration Statement on Form N-1A of the Trust (the “Amendment”).  The purpose of this Amendment is to reflect changes to the class structure of the Scout Unconstrained Bond Fund (the “Fund”).  Effective December 31, 2012, all existing and outstanding shares of the Fund will be designated as “Institutional Class” shares and a new class of shares of the Fund (“Class Y” shares) will be offered to investors.

Pursuant to Release No. 13768 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Trust believes that portions of the Amendment may be eligible for selective review because they are not substantially different from the disclosure recently reviewed by the Commission.  The Staff recently reviewed the Trust’s Registration Statement as it relates to several new series of the Trust, including the Fund.  Specifically, the Staff reviewed the Trust’s Registration Statement relating to the Scout Unconstrained Bond Fund in September of 2011 in connection with a Rule 485(a) filing filed on July 15, 2011, as Post-Effective Amendment Nos. 31/32.  The Staff also reviewed the Trust’s Registration Statement relating to the Scout Emerging Markets Fund in October of 2012 in connection with a Rule 485(a) filing filed on July 13, 2012, as Post-Effective Amendment Nos. 38/39.  Furthermore, the Staff reviewed the Trust’s Registration Statement relating to the Scout Low Duration Bond Fund in August of 2012 in connection with a Rule 485(a) filing filed on June 11, 2012, as Post-Effective Amendment Nos. 37/38.  In addition, the Staff reviewed the Trust’s Registration Statement relating to the Scout Global Equity Fund in June of 2011 in connection with a Rule 485(a) filing filed on April 15, 2011, as Post-Effective Amendment Nos. 27/28.  Finally, the Staff reviewed the Trust’s complete Registration Statement in October of 2010 in connection with a Rule 485(a) filing filed on August 27, 2010, as Post-Effective Amendment Nos. 21/22.

Philadelphia, PA ● Malvern, PA ● Harrisburg, PA ● Wilmington, DE ● Cherry Hill, NJ ● Washington, DC

A Pennsylvania Limited Liability Partnership

As noted on the facing sheet, the Amendment relates only to the Fund, and the Amendment does not affect the prospectus or statement of additional information as they relate to the Trust’s other series.  The material substantive changes from the Amendment as compared to the Post-Effective Amendments recently reviewed by the Staff as noted above are described in the supplements to the Fund’s Prospectus and SAI included before the Trust’s combined prospectus and SAI, respectively, reflecting the creation of a new share class structure for the Fund.

The Trust intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purpose of: (i) responding to any comments conveyed by the U.S. Securities and Exchange Commission staff on the Amendment; and (ii) updating certain information contained in the prospectus and statement of additional information relating to the Fund.

Please direct questions or comments relating to the Amendment to me at the above-referenced telephone number or, in my absence, to J. Stephen Feinour, Jr. at (215) 564-8521.

Very truly yours,

/s/ Michael P. O’Hare
Michael P. O’Hare

Enclosures